Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	BAY BANKS OF VIRGINIA, INC.
Document Period End Date	Oct. 29, 2020
Entity Central Index Key	0001034594
Entity File Number	0-22955
Entity Incorporation State Country Code	VA
Entity Tax Identification Number	54-1838100
Entity Address Address Line1	1801 Bayberry Court
Entity Address, Address Line Two	Suite 101
Entity Address City Or Town	Richmond
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23226
City Area Code	844
Local Phone Number	404-9668
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false